Geographic and Product Data	12 Months Ended
Sep. 30, 2015
Segment Reporting [Abstract]
Geographic and Product Data

14. Geographic and Product Data

The Company’s geographic and product information was as follows:

	Year Ended September 30,
	2015			2014			2013
	Net Revenues	Income before taxes	Long Lived Assets, net	Net Revenues	Income before taxes	Long Lived Assets, net	Net Revenues	Income before taxes	Long Lived Assets, net
U.S.	$2,331,360	$101,956	$81,767	$2,146,356	$86,875	$78,609	$2,064,135	$116,853	$58,399
Canada	183,809	4,087	8,638	180,549	1,893	9,956	176,588	4,621	9,260
Total	$2,515,169	$106,043	$90,405	$2,326,905	$88,768	$88,565	$2,240,723	$121,474	$67,659
Net revenues from external customers by product group were as follows:

	Year Ended September 30,
	2015	2014	2013
Residential roofing products	$1,236,397	$1,108,516	$1,100,508
Non-residential roofing products	882,970	876,032	822,726
Complementary building products	395,802	342,357	317,489
Total	$2,515,169	$2,326,905	$2,240,723
Prior year revenues by product group are presented in a manner consistent with the current year’s product classifications.